Related Party Transactions - Summary of Key Management Compensation (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Transactions Between Related Parties [Abstract]
Salaries, Director Fees and Short-Term Benefits	CAD 26	CAD 27	CAD 30
Post-Employment Benefits	4	4	5
Stock-Based Compensation	6	4	5
Total compensation paid or payable	CAD 36	CAD 35	CAD 40